Segment Information (Tables)	9 Months Ended
Sep. 30, 2020
Segment Information
Schedule of disaggregation of revenue by geographic areas

	Americas	EMEA	APAC	Total
Product	$2,372	$2,411	$1,330	$6,113
Services	962	888	138	1,988
Total	$3,334	$3,299	$1,468	$8,101

	Americas	EMEA	APAC	Total
Product	$11,561	$5,909	$1,185	$18,655
Services	1,851	341	29	2,221
Total	$13,412	$6,250	$1,214	$20,876

Schedule of disaggregation of revenue

During the nine months ended September 30, 2020 and 2019, the Company recognized the following revenue from service contracts and cloud‑based software licenses over time, and hardware and consumable product shipments and subscription software at a point in time (in thousands):

	Nine Months Ended
	September 30,
	2020	2019
Revenue recognized at a point in time	$6,113	$18,655
Revenue recognized over time	1,988	2,221
Total	$8,101	$20,876